Employee benefits - Balance sheet location and funded status (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	$ (41)	$ (42)
Underfunded plans-Noncurrent	(1,025)	(1,231)
Pension and other employee benefits	892	360
Current liabilities.
Other employee-related benefits, Current	(8)	(11)
Pension and other employee benefits, Current	(41)	(42)
Non-current liabilities
Other employee-related benefits, Noncurrent	(122)	(149)
Pension and other employee benefits, Noncurrent	(1,025)	(1,231)
Funded status, difference of benefit obligation and plan assets
ABO	8,452	9,310
Switzerland | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	12	13
ABO	12	13
Fair value of plan assets	8	9
Switzerland | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	12	13
ABO	12	13
Fair value of plan assets	8	9
International | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	2,994	5,131
ABO	2,917	5,056
Fair value of plan assets	2,133	4,120
International | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	2,979	5,008
ABO	2,905	4,942
Fair value of plan assets	2,119	4,004
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Pension and other employee benefits	891	359
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	8,576	8,742
Defined pension benefits | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(23)	(22)
Underfunded plans-Noncurrent	(841)	(993)
Defined pension benefits | Switzerland
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-overfunded (underfunded)	679	263
Funded status, difference of benefit obligation and plan assets
PBO	3,434	3,870	$ 4,308
Fair value of plan assets	4,113	4,133	4,189
Defined pension benefits | Switzerland | Overfunded Plan
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	683	267
Defined pension benefits | Switzerland | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	0	0
Underfunded plans-Noncurrent	(4)	(4)
Defined pension benefits | International
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-overfunded (underfunded)	(652)	(919)
Funded status, difference of benefit obligation and plan assets
PBO	5,115	5,527	7,878
Fair value of plan assets	4,463	4,608	6,246
Defined pension benefits | International | Overfunded Plan
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	208	92
Defined pension benefits | International | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(23)	(22)
Underfunded plans-Noncurrent	(837)	(989)
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Pension and other employee benefits	1	1
Other postretirement benefits | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(10)	(9)
Underfunded plans-Noncurrent	(62)	(89)
Other postretirement benefits | International
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-overfunded (underfunded)	(71)	(98)
Funded status, difference of benefit obligation and plan assets
PBO	71	98	110
Fair value of plan assets	0	0	$ 0
Other postretirement benefits | International | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(7)	(9)
Underfunded plans-Noncurrent	$ (64)	$ (89)